Consolidated Statement of Convertible Preferred Stock and Stockholders’ Equity (Parentheticals) $ in Thousands	11 Months Ended
Dec. 31, 2024 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance of Series A Convertible Preferred Stock, Net of Issuance Costs	$ 69